Segment Reporting (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Application development services	[1]	$ 15,720,676	$ 20,037,861	$ 19,362,813
Consulting and technical support services		3,307,662	2,390,948	1,418,110
Subscription services		1,066,720	723,458	847,631
Total revenues		$ 20,095,058	$ 23,152,267	$ 21,628,554

[1]	For the year ended December 31, 2019 and 2018, in some application development service arrangements, the Company sold certain IT equipment prior to the delivery of the services. Such revenue of $1,554,428 and $8,069,594 was included in the application development service revenue for years ended December 31, 2019 and 2018, respectively.